SUPPLEMENT DATED AUGUST 27, 2019
TO

PROSPECTUS DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement supersedes and replaces the supplement dated August 14, 2019.

Effective October 1, 2019, the name of the following investment option will change:

Current Name	New Name

PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Global Managed Asset Allocation Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.